Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	32,000	257,000	395,147
Exercised	0	(225,000)	(138,147)
Forfeited	0	0	0
Outstanding Ending balance	32,000	32,000	257,000
Outstanding Beginning balance	$ 1.02	$ 1.09	$ 1.13
Exercised	0	1.1	0.94
Forfeited	0	0	0
Outstanding Ending balance	$ 1.02	$ 1.02	$ 1.09